Organization and Business Operations (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Business Operations [Abstract]
Variable Interest Entities And Subsidiaries Consolidated Financial Information

The following consolidated financial statement balances and amounts of the Company's VIE and its subsidiary were included in the accompanying consolidated balance sheets as of and for the years ended:

	December 31,
	2012	2011
Total current assets	$68,332,510	$94,572,493
Total noncurrent assets	46,177,096	70,658,046
Total assets	114,509,606	165,230,539
Total current liabilities	101,340,678	77,475,533
Total noncurrent liabilities	-	-
Total liabilities	$101,340,678	$77,475,533

	December 31,
	2012	2011
Net sales	$365,624,781	$370,500,420
Gross profit	62,426,091	63,729,867
Loss from operations	(32,107,932)	(13,643,245)
Net loss	(29,807,718)	(15,096,648)

VIE retained earnings	$(2,634,541)	$31,288,763